Concentration of Credit Risk - Schedule of Concentration Risk by Risk Factor (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable	$ 3,034,200	$ 3,875,548
Accounts payable	$ 1,262,666	$ 149,133
Sales Revenue, Net [Member]
Concentration risk percentage	65.00%	63.00%	57.00%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	30.00%	23.00%	24.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage	12.00%	16.00%	17.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	12.00%	13.00%	16.00%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage	11.00%	11.00%
Accounts Receivable [Member]
Accounts receivable	$ 2,298,791	$ 2,354,886
Purchases [Member]
Concentration risk percentage	98.00%	99.00%	96.00%
Purchases [Member] | Supplier A [Member]
Concentration risk percentage	17.00%	10.00%	36.00%
Purchases [Member] | Supplier B [Member]
Concentration risk percentage	58.00%	54.00%	24.00%
Purchases [Member] | Supplier C [Member]
Concentration risk percentage	23.00%	35.00%	21.00%
Purchases [Member] | Supplier D [Member]
Concentration risk percentage			15.00%
Accounts Payable [Member]
Accounts payable	$ 1,058,495	$ 136,515